Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 152,864	$ 146,068
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	13.72%	14.78%
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 89,118	$ 79,066
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Tier I capital (to risk-weighted assets), Actual Amount	$ 125,779	$ 118,875
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	11.29%	12.03%
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 66,839	$ 59,299
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	6.00%	6.00%
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 94,818	$ 89,304
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (as a percent)	8.51%	9.04%
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 50,129	$ 44,475
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	4.50%	4.50%
Tier I Capital (to adjusted average assets), Actual Amount	$ 125,779	$ 118,875
Tier I Capital (to adjusted average assets), Actual Ratio (as a percent)	9.87%	9.84%
Tier I Capital (to adjusted average assets), Required for Capital Adequacy Purposes, Amount	$ 50,998	$ 48,314
Tier I capital (to adjusted average assets) Required for Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Bank
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 148,304	$ 137,572
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	13.36%	13.98%
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 88,804	$ 78,718
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	$ 111,005	$ 98,398
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	$ 138,258	$ 128,808
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	12.46%	13.09%
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 66,603	$ 59,039
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	6.00%	6.00%
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	$ 88,804	$ 78,718
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	8.00%	8.00%
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 138,258	$ 128,808
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (as a percent)	12.46%	13.09%
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 49,952	$ 59,039
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	4.50%	6.00%
Common Equity Tier I Capital (to risk-weighted assets), Well-Capitalized Under Prompt Corrective Action Provision, Amount	$ 72,153	$ 78,718
Common Equity Tier I Capital (to risk-weighted assets), Well-Capitalized Under Prompt Corrective Action Provision, Ratio (as a percent)	6.50%	8.00%
Tier I Capital (to adjusted average assets), Actual Amount	$ 138,258	$ 128,808
Tier I Capital (to adjusted average assets), Actual Ratio (as a percent)	10.88%	10.73%
Tier I Capital (to adjusted average assets), Required for Capital Adequacy Purposes, Amount	$ 50,810	$ 48,025
Tier I capital (to adjusted average assets) Required for Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Amount	$ 63,513	$ 60,031
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Ratio (as a percent)	5.00%	5.00%